Taxes (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	19.25%	20.00%	20.25%
Effective Income Tax Rate Reconciliation, Tax Credit, Amount, Total		$ 3,800,000
Effective Income Tax Rate Reconciliation, Tax Credit, Percent, Total	14.50%
Foreign Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 26,800,000
Great Britain [Member]
Operating Loss Carryforwards [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	19.25%	20.00%
UNITED KINGDOM | Domestic Tax Authority [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards	$ 64,600,000